Loans and borrowings - Disclosure of Detailed Information About Impact of the Embedded Derivative on the Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclousre of Detailed information about Impact of the Embedded Derivative on the Financial Statements [Line Items]
Derivative financial instrument	$ 4,469	$ (98,347)	$ 17,189
Senior Convertible Notes
Disclousre of Detailed information about Impact of the Embedded Derivative on the Financial Statements [Line Items]
Derivative financial instrument	$ 0	$ (98,347)	$ 17,189